Summary of Future Minimum Payments Receivable Under Container Leaseback Financing Receivable (Detail) - USD ($) $ in Thousands		Sep. 30, 2021	Dec. 31, 2020
Lessor Disclosure [Abstract]
Future minimum payments receivable		$ 496,227	$ 505,473
Less: unearned income		(134,432)	(141,181)
Container leaseback financing receivable	[1]	361,795	364,292
Less: Allowance for credit losses		(122)	(424)
Container leaseback financing receivable, net		361,673	363,868
Amounts due within one year		29,865	27,076
Amounts due beyond one year		$ 331,808	$ 336,792

[1]	One major customer represented 90.0% and 89.7% of the Company’s container leaseback financing receivable portfolio as of September 30, 2021 and December 31, 2020, respectively. As of December 31, 2020, one other customer represented 10.3% of the Company’s container leaseback financing receivable portfolio.